Condensed Consolidated Balance Sheets (Parenthetical)	Mar. 31, 2021 USD ($) $ / shares shares
Common stock par value (in dollars per share) | $ / shares	$ 0.0001
Common stock authorized	500,000,000
Common stock issued	113,670,060
Common stock outstanding	113,670,060
Treasury stock par value (in dollars per share)	0.001
Treasury stock, issued	0
Treasury stock, outstanding	0
Series A Preferred Stock
Preferred stock par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock authorized	3,052,127
Preferred stock issued	0
Preferred stock outstanding	0